STATEMENT OF OPERATIONS (FY) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2020
Loss from operations
General and administrative expenses	$ 3,588,249			$ 480,436
Loss from operations	(3,588,249)			(480,436)
Other income (expense):
Transaction costs allocated to warrant liability		$ (580,000)	$ (580,000)	(580,000)
Change in fair value of warrants	5,068,000	181,000	181,000	(7,240,000)
Interest earned on investments held in Trust Account	37,387			53,249
Income (loss) before benefit from (provision for) income taxes	1,517,138	(429,155)	(429,155)	(8,247,187)
Benefit from (Provision for) income taxes	0			0	$ 0
Net income (loss)	1,517,138	$ (429,155)	$ (429,155)	$ (8,247,187)
Redeemable Class A Common Stock [Member]
Other income (expense):
Weighted average shares outstanding of common stock (in shares)				23,000,000
Basic and diluted net loss per common stock (in dollars per share)				$ 0
Non-Redeemable Class B Common Stock [Member]
Other income (expense):
Net income (loss)	$ 1,517,138				$ (8,247,187)
Weighted average shares outstanding of common stock (in shares)				5,435,083	5,435,083
Basic and diluted net loss per common stock (in dollars per share)		$ (0.07)	$ (0.07)	$ (1.51)